PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(in millions of Euros)	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at January 1, 2020	19	366	1,451	203	17	2,056
Additions	—	20	76	129	3	228
Disposals	—	—	(3)	—	—	(3)
Depreciation expense	(1)	(27)	(211)	—	(10)	(249)
Impairment	—	(6)	(28)	(8)	—	(42)
Transfer and other changes	3	38	139	(189)	5	(4)
Effect of changes in foreign exchange rates	(1)	(12)	(63)	(3)	(1)	(80)
Net balance at December 31, 2020	20	379	1,361	132	14	1,906

Cost	35	559	2,473	145	48	3,260
Less accumulated depreciation and impairment	(15)	(180)	(1,112)	(13)	(34)	(1,354)
Net balance at December 31, 2020	20	379	1,361	132	14	1,906

(in millions of Euros)	Notes	Land and Property Rights	Buildings	Machinery and Equipment	Construction Work in Progress	Other	Total
Net balance at December 31, 2018		18	217	1,227	194	10	1,666
IFRS 16 Application		—	82	17	—	3	102
Net balance at January 1, 2019		18	299	1,244	194	13	1,768
Property, plant and equipment acquired through business combination	33	—	40	120	4	1	165
Additions		1	22	81	245	3	352
Disposals		—	—	(5)	—	—	(5)
Depreciation expense		—	(27)	(208)	—	(11)	(246)
Transfer		—	28	203	(242)	11	—
Effect of changes in foreign exchange rates		—	4	16	2	—	22
Net balance at December 31, 2019		19	366	1,451	203	17	2,056

Cost		35	527	2,407	213	46	3,228
Less accumulated depreciation and impairment		(16)	(161)	(956)	(10)	(29)	(1,172)
Net balance at December 31, 2019		19	366	1,451	203	17	2,056

Schedule of Right of Use Assets	Right-of-use assets have been included within the same line item as that within which the corresponding underlying assets would be presented if they were owned.

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at January 1, 2020	116	71	3	190
Additions	19	33	1	53
Disposals	—	(1)	—	(1)
Depreciation expense	(12)	(22)	(2)	(36)
Impairment	(4)	(5)	—	(9)
Transfer and other changes	(4)	(1)	—	(5)
Effect of changes in foreign exchange rates	(3)	(3)	—	(6)
Net balance at December 31, 2020	112	72	2	186

Cost	142	135	4	281
Less accumulated depreciation and impairment	(30)	(63)	(2)	(95)
Net balance at December 31, 2020	112	72	2	186

(in millions of Euros)	Buildings	Machinery and Equipment	Other	Total
Net balance at December 31, 2018	24	53	—	77
IFRS 16 application (A)	82	17	3	102
Net balance at January 1, 2019	106	70	3	179
Additions	20	21	2	43
Disposals	—	—	—	—
Depreciation expense	(11)	(18)	(2)	(31)
Transfer	—	(3)	—	(3)
Effect of changes in foreign exchange rates	1	1	—	2
Net balance at December 31, 2019	116	71	3	190

Cost	134	113	5	252
Less accumulated depreciation and impairment	(18)	(42)	(2)	(62)
Net balance at December 31, 2019	116	71	3	190
(A)The IFRS 16 application included assets acquired through finance leases reclassified as right-of-use assets of €77 million and operating leases recognized as right-of-use assets of €102 million at January 1, 2019.

Schedule of Depreciation Expense and Impairment Losses Relating to Property, Plant and Equipment
Total depreciation expense relating to property, plant and equipment and intangible assets are presented in the Consolidated Income Statement as follows:

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Cost of sales	(240)	(237)	(184)
Selling and administrative expenses	(14)	(13)	(9)
Research and development expenses	(5)	(6)	(4)
Total depreciation expense	(259)	(256)	(197)